Segment Information (Sales, Property, Plant and Equipment by Geographic Area) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Japan [Member] USD ($)	Mar. 31, 2011 Japan [Member] JPY (¥)	Mar. 31, 2010 Japan [Member] JPY (¥)	Mar. 31, 2009 Japan [Member] JPY (¥)	Mar. 31, 2011 The Americas [Member] USD ($)	Mar. 31, 2011 The Americas [Member] JPY (¥)	Mar. 31, 2010 The Americas [Member] JPY (¥)	Mar. 31, 2009 The Americas [Member] JPY (¥)	Mar. 31, 2011 Europe [Member] USD ($)	Mar. 31, 2011 Europe [Member] JPY (¥)	Mar. 31, 2010 Europe [Member] JPY (¥)	Mar. 31, 2009 Europe [Member] JPY (¥)	Mar. 31, 2011 Other Geographic [Member] USD ($)	Mar. 31, 2011 Other Geographic [Member] JPY (¥)	Mar. 31, 2010 Other Geographic [Member] JPY (¥)	Mar. 31, 2009 Other Geographic [Member] JPY (¥)
Consolidated Sales	$ 23,397,747	¥ 1,942,013,000	¥ 2,016,337,000	¥ 2,091,696,000	$ 10,552,518	¥ 875,859,000	¥ 876,578,000	¥ 938,331,000	$ 6,288,795	¥ 521,970,000	¥ 557,687,000	¥ 502,862,000	$ 4,987,181	¥ 413,936,000	¥ 458,584,000	¥ 523,407,000	$ 1,569,253	¥ 130,248,000	¥ 123,488,000	¥ 127,096,000
Consolidated Property, plant and equipment	3,189,639	264,740,000	263,021,000	269,336,000	2,431,964	201,853,000	199,944,000	204,761,000	299,470	24,856,000	24,497,000	27,115,000	233,651	19,393,000	16,629,000	16,830,000	224,554	18,638,000	21,951,000	20,630,000
Consolidated intangible assets	$ 1,574,072	¥ 130,648,000	¥ 147,886,000	¥ 165,126,000	$ 635,205	¥ 52,722,000	¥ 54,383,000	¥ 61,117,000	$ 643,928	¥ 53,446,000	¥ 68,865,000	¥ 82,829,000	$ 290,325	¥ 24,097,000	¥ 24,175,000	¥ 20,676,000	$ 4,614	¥ 383,000	¥ 463,000	¥ 504,000